Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 6. COMMITMENTS AND CONTINGENCIES

Risks and Uncertainties

Management continues to evaluate the impact of the COVID-19 pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these condensed consolidated financial statements. The condensed consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Registration Rights

Pursuant to a registration rights agreement entered into on November 19, 2019, holders of the Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans and upon conversion of the Founder Shares) are entitled to registration rights, requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to Class A common stock). The holders of the majority of these securities will be entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriters were paid a cash underwriting discount of $0.20 per Unit, or $2,000,000 in the aggregate. One of the underwriters is entitled to a portion of a deferred fee of $0.35 per Unit, or $3,500,000 in the aggregate. Another portion of such amount will be paid to a third party that did not participate in the Initial Public Offering (but who is a member of FINRA) that is assisting the Company in consummating a Business Combination. The deferred fee will become payable from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement and subsequent related agreements.

Business Combination Agreement

On May 5, 2021, the Company entered into the Business Combination Agreement. The Business Combination Agreement provides, among other things, that on the terms and subject to the conditions set forth therein, Merger Sub will merge with and into Jasper, with Jasper surviving as a wholly-owned subsidiary of the Company (the “Merger”). In connection with the closing of the transactions contemplated by the Business Combination Agreement (the “Proposed Business Combination”), the Company has commitments for PIPE financing of $100.0 million which will be received in exchange for 10,000,000 Class A common shares of the Company. . The consummation of the PIPE Financing is contingent upon, among other things, the closing of the Proposed Business Combination. The Business Combination Agreement and the Proposed Business Combination were approved by each of the board of directors of the Company and Jasper. Under the Business Combination Agreement, the obligations of each of Jasper and the Company to consummate the Proposed Business Combination are subject to the satisfaction or waiver of certain customary closing conditions of the respective parties, including, among others, the approval and adoption of the Business Combination Agreement and transactions contemplated thereby by the requisite vote of Jasper’s stockholders and the Company’s stockholders.

The Business Combination

In accordance with the terms and subject to the conditions of the Business Combination Agreement, at the effective time of the Merger (the “Effective Time”), (i) the outstanding common and preferred stock of Jasper will be automatically canceled, extinguished and converted into a number of shares of the Company’s voting common stock, par value $0.0001 per share (the “Company New Voting Shares”) and, in certain circumstances, shares of the Company’s non-voting common stock, par value $0.0001 per share (the “Company New Non-Voting Shares” and together with the Company New Voting Shares, the “Company Shares”), based on an equity value of Jasper equal to $275.0 million (the “Jasper Equity Value”); (ii) each outstanding vested and unvested option to purchase shares of Jasper common stock will be canceled in exchange for a comparable option to purchase Company New Voting Shares, based on the Jasper Equity Value; and (iii) each unvested award of restricted shares of Jasper common stock will be converted into a comparable right to receive restricted Company Shares, based on the Jasper Equity Value, in each of the foregoing cases, as described in the Business Combination Agreement. Upon closing of the Proposed Business Combination, the Company will change its name to “Jasper Therapeutics, Inc.” (“New Jasper”).

The Business Combination is expected to close in the third quarter of 2021, following the receipt of the required approval of the Company’s stockholders and the fulfillment of other customary closing conditions.

Representations and Warranties; Covenants

The parties to the Business Combination Agreement have agreed to customary representations and warranties for transactions of this type. In addition, the parties to the Business Combination Agreement agreed to be bound by certain customary covenants for transactions of this type, including, among others, covenants with respect to the conduct of Jasper, the Company and their respective subsidiaries during the period between execution of the Business Combination Agreement and the closing of the Proposed Business Combination. The representations, warranties, agreements and covenants of the parties set forth in the Business Combination Agreement will terminate at the closing of the Proposed Business Combination, except for those covenants and agreements that, by their terms, contemplate performance after the closing of the Proposed Business Combination. Each of the parties to the Business Combination Agreement has agreed to use its reasonable best efforts to take or cause to be taken all actions and things necessary to consummate the Proposed Business Combination.

Conditions to Closing

Under the Business Combination Agreement, the obligations of each of Jasper and the Company to consummate the Proposed Business Combination are subject to the satisfaction or waiver of certain customary closing conditions of the respective parties, including, among others: (i) the applicable waiting period under the Hart-Scott-Rodino Antitrust Improvements Act of 1976 and the rules and regulations promulgated thereunder relating to the Proposed Business Combination having been expired or been terminated; (ii) no order or law issued by any court of competent jurisdiction or other governmental entity or other legal restraint or prohibition preventing the consummation of the transactions contemplated by the Business Combination Agreement being in effect; (iii) the registration statement/proxy statement to be filed by the Company relating to the Business Combination Agreement and the Proposed Business Combination becoming effective in accordance with the provisions of the Securities Act, no stop order being issued by the SEC and remaining in effect with respect to the registration statement/proxy statement to be filed by the Company relating to the Business Combination Agreement and the Proposed Business Combination, and no proceeding seeking such a stop order being threatened or initiated by the SEC and remaining pending; (iv) the Company’s initial listing application with Nasdaq in connection with the Proposed Business Combination having been approved (subject to notice of issuance) and, immediately following the Effective Time, the Company having satisfied any applicable initial and continuing listing requirements of Nasdaq, and the Company having not received any notice of non-compliance therewith that has not been cured, and Company New Voting Shares having been approved for listing on Nasdaq; (v) the approval and adoption of the Business Combination Agreement and transactions contemplated thereby by the requisite vote of Jasper’s stockholders (the “Required Jasper Stockholder Vote”) and the Company’s stockholders (the “Required Company Stockholder Vote”); and (vi) after giving effect to the transactions contemplated by the Business Combination Agreement, the Company having net tangible assets of at least $5,000,001 (as determined in accordance with Rule 3a51(g)(1) of the Exchange Act) upon consummation of the Proposed Business Combination.

The obligation of the Company to consummate the Proposed Business Combination is also subject to the satisfaction or waiver of certain other closing conditions, including, among others: (i) certain employees of Jasper having executed and delivered employment agreements to the Company; and (ii) the absence of a Jasper Material Adverse Effect (as defined in the Business Combination Agreement) since the date of the Proposed Business Combination that is continuing. The obligation of Jasper to consummate the Proposed Business Combination is also subject to the satisfaction or waiver of certain other closing conditions, including, among others, a minimum cash condition under which, as of the Effective Time and after distribution of the Trust Account pursuant to the Business Combination Agreement, the sum of (i) the aggregate cash proceeds available for release to the Company and Merger Sub from the Trust Account in connection with the transactions contemplated by the Business Combination Agreement (after giving effect to any Company stockholder redemptions) and (ii) the aggregate cash proceeds actually received by the Company and Merger Sub in respect of the PIPE Financing (as defined below), being in the aggregate at least $130.0 million.

Termination

The Business Combination Agreement may be terminated under certain customary and limited circumstances at any time prior to the closing of the Proposed Business Combination, including, but not limited to, (i) by the mutual written consent of the Company and Jasper; (ii) by the Company, subject to certain exceptions, if any of the representations or warranties made by Jasper are not true and correct or if Jasper fails to perform any of its respective covenants or agreements under the Business Combination Agreement (including an obligation to consummate the closing of the Proposed Business Combination) such that certain conditions to the obligations of the Company could not be satisfied and the breach (or breaches) of such representations or warranties or failure (or failures) to perform such covenants or agreements is (or are) not cured or cannot be cured within the earlier of (A) thirty (30) days after written notice thereof, and (B) November 30, 2021 (the “Termination Date”); (iii) by Jasper, subject to certain exceptions, if any of the representations or warranties made by the Company or Merger Sub are not true and correct or if the Company or Merger Sub fail to perform any of their covenants or agreements under the Business Combination Agreement (including an obligation to consummate the closing of the Proposed Business Combination) such that the conditions to the obligations of Jasper could not be satisfied and the breach (or breaches) of such representations or warranties or failure (or failures) to perform such covenants or agreements is (or are) not cured or cannot be cured within the earlier of (A) thirty (30) days after written notice thereof, and (B) the Termination Date; (iv) by either the Company or Jasper, if the transactions contemplated by the Business Combination Agreement are not consummated on or prior to the Termination Date, unless the breach of any covenants or obligations under the Business Combination Agreement by the party seeking to terminate proximately caused the failure to consummate the transactions contemplated by the Business Combination Agreement; (v) by either the Company or Jasper, if (A) any governmental entity shall have issued an order or taken any other action permanently enjoining, restraining or otherwise prohibiting the transactions contemplated by the Business Combination Agreement and such order or other action shall have become final and nonappealable; or (B) if the Required Company Stockholder Vote is not obtained; and (vi) by the Company, if Jasper does not deliver, or cause to be delivered to the Company, the Jasper stockholder written consent or the Jasper Stockholder Support Agreements (as defined below) when required under the Business Combination Agreement.

If the Business Combination Agreement is validly terminated, none of the parties to the Business Combination Agreement will have any liability or any further obligation under the Business Combination Agreement, other than customary confidentiality obligations, except in the case of Willful Breach or Fraud (each, as defined in the Business Combination Agreement).

Other Agreements

The Business Combination Agreement contemplates the execution of various additional agreements and instruments, on or before the closing of the Proposed Business Combination, including, among others, the following:

Sponsor Support Agreement

Concurrently with the execution of the Business Combination Agreement, the Sponsor entered into a support agreement with the Company and Jasper (the “Sponsor Support Agreement”), pursuant to which the Sponsor has agreed to, among other things, (i) vote in favor of the Business Combination Agreement and the transactions contemplated thereby (including the Merger); (ii) vote against any Company Acquisition Proposal (as defined in the Business Combination Agreement) and certain other matters as set forth in the Sponsor Support Agreement; (iii) waive any adjustment to the conversion ratio set forth in the governing documents of the Company (whether resulting from the transactions contemplated by the Subscription Agreements (as defined below) or otherwise); (iv) be bound by certain transfer restrictions with respect to its shares in the Company prior to the closing of the Proposed Business Combination; (v) place into escrow certain of its shares in the Company (the “Sponsor Earnout Shares”), to be released as follows (A) fifty percent (50%) of the Sponsor Earnout Shares, if, during the period from and after the closing of the Proposed Business Combination until the third anniversary of the closing of the Proposed Business Combination (the “Earnout Period”) within any thirty (30) day consecutive Trading Day Period (as defined in the Sponsor Support Agreement) the VWAP (as defined in the Sponsor Support Agreement) of Company Shares is greater than or equal to $15.00 and (B) fifty percent (50%) of the Sponsor Earnout Shares, if, during the Earnout Period, over any twenty (20) Trading Days within any thirty (30) consecutive Trading Day period, the VWAP of the Company Shares is greater than or equal to $18.00; and (vi) forfeit all private placement warrants owned by the Sponsor immediately prior to the closing of the Proposed Business Combination, in each case subject to the terms and conditions of the Sponsor Support Agreement. The Sponsor Support Agreement will terminate automatically upon the earlier of (a) a written agreement to terminate the Sponsor Support Agreement executed by the Sponsor, the Company and Jasper, (b) by written notice by either party to the other party after the date that is thirty (30) days after the Termination Date if the closing of the Proposed Business Combination has not occurred by that date, and (c) the termination of the Proposed Business Combination in accordance with its terms prior to the Effective Time. Unless the Sponsor Support Agreement is terminated in accordance with the foregoing, the Sponsor agrees not to effect a redemption of all or a portion of the Company’s Class A common stock, as set forth in the Company’s governing documents.

PIPE Subscription Agreements

Concurrently with the execution of the Business Combination Agreement, the Company entered into Subscription Agreements (the “Subscription Agreements”) with each of the PIPE Investors (as defined in the Business Combination Agreement), pursuant to which the PIPE Investors have agreed to subscribe for and purchase, and the Company has agreed to issue and sell to the PIPE Investors, an aggregate of 10,000,000 Class A common shares of the Company at a price of $10.00 per share, for aggregate gross proceeds of $100.0 million (the “PIPE Financing”). The Class A common shares issued pursuant to the Subscription Agreements will not be registered under the Securities Act when issued. Such shares to be issued pursuant to the Subscription Agreements will be issued in reliance upon the exemption provided in Section 4(a)(2) of the Securities Act. The Company has granted the PIPE Investors certain registration rights in connection with the PIPE Financing. The consummation of the PIPE Financing is contingent upon, among other things, the closing of the Proposed Business Combination.

Jasper Stockholder Support Agreements

On May 5, 2021, certain stockholders of Jasper (collectively, the “Jasper Supporting Stockholders”) duly executed and delivered to the Company transaction support agreements (collectively, the “Jasper Stockholder Support Agreements”), pursuant to which each Jasper Supporting Stockholder agreed to, among other things, support and vote in favor of the Business Combination Agreement and the transactions contemplated thereby (including the Proposed Business Combination), not to transfer his, her or its shares of Jasper common stock or preferred stock prior to the closing of the Proposed Business Combination, and to execute the Registration Rights Agreement (as defined below) prior to the closing of the Proposed Business Combination. The Jasper Stockholder Support Agreements terminate at the earlier of the Effective Time and the date the Business Combination Agreement is terminated in accordance with its terms. In addition, the Jasper Stockholder Support Agreement for one stockholder also terminates upon the earlier of (i) the Effective Time, (ii) the Termination Date set forth in the Business Combination Agreement, (iii) the date the Business Combination Agreement is terminated in accordance with its terms, (iv) the occurrence of certain liquidation events of the Company, (v) the time of a modification, amendment or waiver of the Business Combination Agreement without such stockholder’s consent which decreases the form or proportion of the consideration to be paid to such stockholder, (vi) modification of the conditions to the consummation of the transaction which adversely affects in any material respect the stockholder or (vii) modification of the Termination Date set forth in the Business Combination Agreement.

Amended and Restated Registration Rights Agreement

The Business Combination Agreement contemplates that, at or prior to the closing of the Proposed Business Combination, the Company, the Sponsor and certain Jasper stockholders will enter into an Amended and Restated Registration Rights Agreement (the “Registration Rights Agreement”), pursuant to which, among other things, Sponsor and such Jasper stockholders (i) will agree not to, subject to certain exceptions set forth therein, effect any sale or distribution of New Jasper equity securities held by them during the 180-day lock-up period described therein and (ii) will be granted certain registration rights with respect to their respective shares of common stock of New Jasper, in each case, subject to the terms and conditions set forth in the Registration Rights Agreement. The lock-up period described above will not apply to any shares acquired in the PIPE Financing.

NOTE 7. COMMITMENTS AND CONTINGENCIES

Risks and Uncertainties

Management continues to evaluate the impact of the COVID-19 pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Registration Rights

Pursuant to a registration rights agreement entered into on November 19, 2019, holders of the Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans and upon conversion of the Founder Shares) are entitled to registration rights, requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to Class A common stock). The holders of the majority of these securities will be entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriters were paid a cash underwriting discount of $0.20 per Unit, or $2,000,000 in the aggregate. The underwriters are entitled to a deferred fee of $0.35 per Unit, or $3,500,000 in the aggregate. A portion of such amount may be paid to third parties not participating in Initial Public Offering (but who are members of FINRA) that assist the Company in consummating a Business Combination. The election to make such payments to third parties will be solely at the discretion of the Company’s management team, and such third parties will be selected by the management team in their sole and absolute discretion; provided, that no single third party (together with its affiliates) may be paid an amount in excess of the portion of the aggregate deferred underwriting commission paid to the underwriters unless the parties otherwise agree. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.